[Lincoln Life Logo]



May 5, 2003

                                                          VIA EDGAR TRANSMISSION


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

     Re: Wells Fargo New Directions Core (Registration No.333-52572)
         Wells Fargo New Directions Access (Registration No.333-52568) Wells Fargo New Directions Access 4 (Registration No.333-64208) Lincoln Life Variable Annuity Account W

Ladies and Gentlemen:

The above listed Registrant is filing pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. We certify that the final form of the Prospectuses and Statements of Additional Information for the above referenced account, otherwise required to be filed under paragraph (c) of rule 497, does not differ from the most recent post-effective amendments to the registration statements filed electronically on form N-4 with the Commission on April 10, 2003. If there are any questions regarding this filing, please contact me at
(260) 455-0637.

Sincerely,

/s/  Randall Keller

Randall Keller
Securities Fund Specialist
The Lincoln National Life Insurance Company